Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	¥ 6,056,253
Acquisition arising from the Business Combination (Note 23)	32,789
Disposal of a subsidiary	(3,392)
Goodwill at end of period	6,085,650	¥ 6,056,253
Predecessor
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	¥ 6,056,253	1,121,138
Elimination of Predecessor goodwill arising from the acquisition of Chindex in 2014		(1,121,138)
Acquisition arising from the Business Combination (Note 23)		6,056,253
Goodwill at end of period		¥ 6,056,253